Income Taxes - Schedule of Reconciliation of the Income Tax Expense (Details) - USD ($)	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Income Tax Disclosure [Abstract]
Income before income tax expense	$ 162,833	$ 1,908,945	$ 817,562
PRC statutory income tax rate	16.50%	25.00%	25.00%
Income tax at statutory income tax rate	$ 26,868	$ 477,236	$ 204,390
Difference due to preferential tax		(240,772)	(89,432)
Difference due to discontinue subsidiary		194,675	0
Income tax expense	$ 396,831	$ 431,139	$ 114,958